T. ROWE PRICE FLOATING RATE ETF

February 28, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 0.0%
Miscellaneous 0.0%
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1)	25	28
Total Asset-Backed Securities (Cost $28)		28
BANK LOANS 86.5%
Aerospace & Defense 2.5%
Bleriot US Bidco, FRN, 3M TSFR + 2.75%, 7.079%, 10/31/30	591	591
Brown Group Holding, FRN, 3M TSFR + 2.50%, 6.806%, 7/1/31	691	690
Dynasty Acquisition, B-1, FRN, 1M TSFR + 2.25%, 6.574%, 10/31/31	1,156	1,154
Dynasty Acquisition, B-2, FRN, 1M TSFR + 2.25%, 6.574%, 10/31/31	440	439
KKR Apple Bidco, FRN, 3M TSFR + 2.50%, 6.824%, 9/25/31 (2)	936	931
Ovation Parent, B-1, FRN, 3M TSFR + 2.75%, 1/30/32 (2)	603	600
Ovation Parent, Delayed Draw, FRN, 3M TSFR + 2.75%, 1/30/32 (2)	57	56
Peraton, FRN, 3M TSFR + 8.00%, 12.429%, 2/1/29	364	290
TransDigm, FRN, 3M TSFR + 2.50%, 6.829%, 2/28/31	1,838	1,838
TransDigm, FRN, 3M TSFR + 2.50%, 6.829%, 1/19/32	45	45
TransDigm, FRN, 3M TSFR + 2.75%, 7.079%, 8/24/28	381	382
TransDigm, FRN, 3M TSFR + 2.75%, 7.079%, 3/22/30	465	466
		7,482
Airlines 1.3%
American Airlines, FRN, 3M TSFR + 4.75%, 9.305%, 4/20/28 (2)	3,622	3,695
SkyMiles IP, FRN, 3M TSFR + 3.75%, 8.043%, 10/20/27	133	135
		3,830
Automotive 2.3%
Belron Finance, FRN, 3M TSFR + 2.75%, 7.052%, 10/16/31	2,221	2,226
Clarios Global, FRN, 1M TSFR + 2.50%, 6.824%, 5/6/30	434	432
Clarios Global, FRN, 1M TSFR + 2.75%, 7.074%, 1/28/32	1,940	1,935
Mavis Tire Express Services, FRN, 1M TSFR + 3.00%, 7.313%, 5/4/28	911	912
Wand NewCo 3, FRN, 1M TSFR + 2.75%, 7.074%, 1/30/31	1,382	1,377
		6,882
Broadcasting 1.4%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 8.438%, 8/21/28	511	511
CMG Media, FRN, 1M TSFR + 3.50%, 7.929%, 6/18/29	1,085	998
Gray Television, FRN, 1M TSFR + 5.25%, 6/4/29 (2)	295	279
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 9.389%, 4/11/29	1,627	1,443
Townsquare Media, FRN, 1M TSFR + 5.00%, 9.329%, 2/6/30 (3)	410	390
Univision Communications, FRN, 1M TSFR + 3.25%, 7.688%, 1/31/29 (3)	159	155
Univision Communications, FRN, 1M TSFR + 3.50%, 7.938%, 1/31/29	215	213
Univision Communications, FRN, 3M TSFR + 4.25%, 8.579%, 6/24/29	256	252
		4,241
Building Products 1.1%
Chamberlain Group, FRN, 1M TSFR + 3.25%, 7.674%, 11/3/28 (2)	817	816

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
MI Windows and Doors, FRN, 1M TSFR + 3.00%, 7.324%, 3/28/31	573	573
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 1/30/32 (2)	1,876	1,873
		3,262
Cable Operators 1.0%
CSC Holdings, FRN, 6M TSFR + 2.50%, 7.173%, 4/15/27 (2)	1,378	1,297
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.812%, 1/18/28	702	689
DirecTV Financing, FRN, 3M TSFR + 5.00%, 9.552%, 8/2/27	66	66
DirecTV Financing, FRN, 3M TSFR + 5.25%, 9.802%, 8/2/29 (2)	270	268
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.688%, 9/25/26 (2)	774	672
		2,992
Chemicals 2.0%
Avient, FRN, 3M TSFR + 2.00%, 6.285%, 8/29/29	134	134
Nouryon Finance, B-1, FRN, 3M TSFR + 3.25%, 7.553%, 4/3/28 (2)	1,975	1,982
Nouryon Finance, B-2, FRN, 3M TSFR + 3.25%, 7.554%, 4/3/28	124	125
PMHC II, FRN, 3M TSFR + 4.25%, 8.689%, 4/23/29 (2)	1,736	1,678
W.R. Grace, FRN, 3M TSFR + 3.25%, 7.579%, 9/22/28	853	852
Windsor Holdings III, FRN, 1M TSFR + 3.50%, 7.822%, 8/1/30	1,058	1,054
		5,825
Consumer Products 0.6%
19th Holdings Golf, FRN, 1M TSFR + 3.25%, 7.657%, 2/7/29 (2)	256	251
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.25%, 6.574%, 12/21/28 (2)	522	521
Life Time Fitness, FRN, 1M TSFR + 2.50%, 6.796%, 11/5/31	755	755
Peloton Interactive, FRN, 1M TSFR + 5.50%, 5/30/29 (2)	285	290
		1,817
Container 1.4%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 7.683%, 12/31/27 (EUR)	190	199
Charter NEX US, FRN, 1M TSFR + 3.00%, 7.314%, 11/29/30	3,378	3,381
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 8.310%, 9/15/28 (2)	514	514
		4,094
Energy 2.9%
Brazos Delaware II, FRN, 6M TSFR + 3.50%, 7.824%, 2/11/30	577	578
CPPIB Capital, FRN, 3M TSFR + 3.25%, 7.579%, 8/20/31 (2)	549	551
Epic Crude Services, FRN, 3M TSFR + 3.00%, 7.302%, 10/15/31	1,555	1,559
Goodnight Water Solutions, FRN, 1M TSFR + 4.50%, 8.824%, 6/4/29	406	406
Hilcorp Energy I, FRN, 1M TSFR + 2.00%, 6.315%, 2/11/30	600	600
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 8.924%, 9/19/29 (2)	759	760
NGL Energy Partners, FRN, 1M TSFR + 3.75%, 8.074%, 2/3/31	1,482	1,479
NorthRiver Midstream Finance, FRN, 3M TSFR + 2.25%, 6.560%, 8/16/30	824	825
Prairie ECI Acquiror, FRN, 1M TSFR + 4.25%, 8.574%, 8/1/29 (2)	1,284	1,294
Waterbridge Midstream Operating, FRN, 3M TSFR + 4.00%, 8.315%, 5/10/29	422	425
		8,477
Entertainment & Leisure 3.9%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%, 11.320%, 1/4/29	1,268	1,287

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Cinemark USA, FRN, 3M TSFR + 2.75%, 7.075%, 5/24/30	261	263
Crown Finance US, FRN, 1M TSFR + 5.25%, 9.573%, 12/2/31 (2)	1,510	1,505
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 9/10/31 (2)	495	496
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 6.329%, 9/10/31 (2)	990	991
Endeavor Group Holdings, FRN, 1M TSFR + 3.00%, 1/28/32 (2)	2,365	2,374
Motion Finco, FRN, 3M TSFR + 3.50%, 7.829%, 11/12/29	89	87
PUG, FRN, 1M TSFR + 4.75%, 9.074%, 3/15/30	362	362
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 2.00%, 6.324%, 12/4/31	414	413
UFC Holdings, FRN, 3M TSFR + 2.25%, 6.580%, 11/21/31 (2)	3,489	3,489
United Talent Agency, FRN, 1M TSFR + 3.75%, 8.067%, 7/7/28 (3)	80	80
Williams Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%, 7.188%, 5/18/25	283	283
		11,630
Financial 15.3%
Acrisure, FRN, 1M TSFR + 2.75%, 7.074%, 2/13/27	274	274
Acrisure, FRN, 1M TSFR + 3.00%, 7.324%, 11/6/30	1,695	1,692
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.75%, 7.072%, 9/19/31	3,507	3,501
AmWINS Group, FRN, 1M TSFR + 2.25%, 6.574%, 1/30/32	1,075	1,073
Apollo Commercial Real Estate Finance, FRN, 1M TSFR + 3.50%, 7.938%, 3/11/28 (3)	103	102
Armor Holding II, FRN, 1M TSFR + 3.75%, 8.079%, 12/11/28	138	139
Assetmark Financial Holdings, FRN, 3M TSFR + 2.75%, 7.079%, 9/5/31 (2)	990	988
AssuredPartners, FRN, 1M TSFR + 3.50%, 7.824%, 2/14/31	4,560	4,560
Blackstone Mortgage Trust, FRN, 1M TSFR + 3.75%, 8.060%, 12/11/28 (3)	212	212
Citadel Securities, FRN, 3M TSFR + 2.00%, 6.329%, 10/31/31	232	233
Citco Funding, FRN, 1M TSFR + 2.75%, 7.308%, 4/27/28	469	472
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 8.924%, 8/9/26 (3)	347	319
Edelman Financial Center, FRN, 1M TSFR + 3.00%, 7.324%, 4/7/28	1,509	1,511
Edelman Financial Center, FRN, 1M TSFR + 5.25%, 9.574%, 10/6/28 (2)	1,419	1,425
Fiserv Investment Solutions, FRN, 3M TSFR + 4.00%, 8.322%, 2/18/27	173	170
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 7.574%, 9/15/31 (2)	3,227	3,220
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 7.574%, 9/15/31	318	317
Gen II Fund Services, FRN, 3M TSFR + 2.75%, 7.079%, 11/26/31 (3)	360	360
HighTower Holdings, FRN, 1M TSFR + 3.00%, 7.291%, 2/3/32 (2)(3)	2,451	2,445
HUB International, FRN, 3M TSFR + 2.50%, 6.787%, 6/20/30 (2)	5,988	5,991
Jane Street Group, FRN, 3M TSFR + 2.00%, 6.313%, 12/15/31 (2)	2,563	2,530
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 2.75%, 7.065%, 3/15/30	1,605	1,602
KREF Holdings X, FRN, 1M TSFR + 3.25%, 2/26/32 (2)	425	424
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 7.324%, 7/2/31	1,470	1,466
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.574%, 7/2/32 (2)	1,012	1,019
RFS Opco, FRN, 3M TSFR + 1.00%, 1.000%, 4/4/31 (3)(4)	135	134
RFS Opco, FRN, 3M TSFR + 4.75%, 9.079%, 4/4/31 (3)	165	163
Ryan Specialty Group, FRN, 1M TSFR + 2.25%, 6.574%, 9/15/31	230	230
Sedgwick Claims Management Services, FRN, 3M TSFR + 3.00%, 7.313%, 2/24/28 (2)	3,342	3,343
Truist Insurance Holdings, FRN, 3M TSFR + 2.75%, 7.079%, 5/6/31	2,165	2,161
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.079%, 5/6/32 (2)	2,348	2,381
USI, FRN, 1M TSFR + 2.25%, 6.579%, 11/21/29	925	922

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
USI, FRN, 3M TSFR + 2.25%, 6.579%, 9/29/30	10	10
		45,389
Food 0.8%
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 9.324%, 10/31/31 (2)	355	344
Chobani, FRN, 1M TSFR + 2.50%, 6.824%, 10/25/27	837	841
Simply Good Foods USA, FRN, 1M TSFR + 2.00%, 6.324%, 3/17/27	381	383
Triton Water Holdings, FRN, 3M TSFR + 2.25%, 6.565%, 3/31/28 (2)	711	711
		2,279
Gaming 1.7%
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.563%, 2/6/30	655	655
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.563%, 2/6/31	1,180	1,180
Great Canadian Gaming, FRN, 3M TSFR + 4.75%, 9.087%, 11/1/29	558	558
Light and Wonder International, FRN, 1M TSFR + 2.25%, 6.562%, 4/16/29	518	518
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.579%, 8/1/30	715	717
Playtika Holding, FRN, 1M TSFR + 2.75%, 7.188%, 3/13/28	193	192
Scientific Games Holdings, FRN, 3M TSFR + 3.00%, 7.296%, 4/4/29	414	413
Spectacle Gary Holdings, FRN, 1M TSFR + 4.25%, 8.674%, 12/11/28 (3)	947	952
		5,185
Health Care 7.4%
Athenahealth Group, FRN, 1M TSFR + 3.00%, 7.324%, 2/15/29	2,268	2,261
Auris Luxembourg III, FRN, 6M TSFR + 3.75%, 8.177%, 2/28/29	624	626
Bausch & Lomb, FRN, 1M TSFR + 3.25%, 7.674%, 5/10/27	815	812
Ceva Sante Animale, FRN, 3M TSFR + 2.75%, 7.065%, 11/8/30 (2)	234	234
Concentra Health Services, FRN, 1M TSFR + 2.00%, 7/26/31 (2)(3)	240	241
Concentra Health Services, FRN, 1M TSFR + 2.25%, 6.574%, 7/28/31 (3)	427	428
Dechra Pharmaceuticals Holdings, FRN, 1M TSFR + 3.25%, 7.513%, 1/27/32 (2)	1,598	1,599
Hanger, FRN, 1M TSFR + 3.50%, 3.500%, 10/23/31 (4)	28	28
Hanger, FRN, 1M TSFR + 3.50%, 7.824%, 10/23/31	217	217
Heartland Dental, FRN, 1M TSFR + 4.50%, 8.824%, 4/28/28	1,119	1,118
Inception Holdco, FRN, 3M TSFR + 3.75%, 8.073%, 4/9/31 (2)	495	497
Insulet, FRN, 1M TSFR + 2.50%, 6.824%, 8/4/31	826	829
IVC Acquisition, FRN, 3M TSFR + 3.75%, 8.040%, 12/12/28 (2)	363	364
LifePoint Health, FRN, 3M TSFR + 3.50%, 7.817%, 5/17/31	1,017	980
LifePoint Health, FRN, 3M TSFR + 3.75%, 8.052%, 5/17/31	1,597	1,538
MED ParentCo, FRN, 1M TSFR + 3.50%, 7.824%, 4/15/31	318	318
Medline Borrower, FRN, 1M TSFR + 2.25%, 6.574%, 10/23/28	4,461	4,465
Parexel International, FRN, 1M TSFR + 2.50%, 6.824%, 11/15/28	507	508
Radiology Partners, FRN, 3M TSFR + 3.50%, 8.090%, 1/31/29	535	524
SAM Bidco SAS, FRN, 3M TSFR + 4.00%, 8.329%, 12/13/27 (3)	205	206
Star Parent, FRN, 3M TSFR + 4.00%, 8.329%, 9/27/30	405	396
Surgery Center Holdings, FRN, 1M TSFR + 2.75%, 7.074%, 12/19/30	2,220	2,221
TTF Holdings, FRN, 1M TSFR + 3.75%, 8.002%, 7/18/31	265	266
Vizient, FRN, 1M TSFR + 2.00%, 6.324%, 8/1/31	180	181
Waystar Technologies, FRN, 1M TSFR + 2.25%, 6.574%, 10/22/29	965	965
		21,822

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Information Technology 16.1%
Applied Systems, FRN, 3M TSFR + 2.75%, 7.079%, 2/24/31 (2)	3,058	3,076
Applied Systems, FRN, 3M TSFR + 4.50%, 8.829%, 2/23/32	1,450	1,484
Arches Buyer, FRN, 1M TSFR + 3.25%, 7.674%, 12/6/27	855	839
BCPE Pequod Buyer, FRN, 3M TSFR + 3.50%, 7.791%, 11/25/31	1,635	1,642
Boxer Parent, FRN, 3M TSFR + 3.00%, 7.291%, 7/30/31	465	464
Boxer Parent, FRN, 3M TSFR + 5.75%, 10.041%, 7/30/32	1,040	1,025
CCC Intelligent Solutions, FRN, 1M TSFR + 2.00%, 6.324%, 1/23/32	500	499
Cloud Software Group, FRN, 3M TSFR + 3.50%, 7.829%, 3/30/29 (2)	2,573	2,578
Cloud Software Group, FRN, 3M TSFR + 3.75%, 8.079%, 3/21/31	1,575	1,579
Cloudera, FRN, 1M TSFR + 3.75%, 8.174%, 10/8/28	549	545
Cloudera, FRN, 1M TSFR + 6.00%, 10.424%, 10/8/29	365	352
ConnectWise, FRN, 3M TSFR + 3.50%, 8.090%, 9/29/28	576	576
Conservice Midco, FRN, 1M TSFR + 3.00%, 7.324%, 5/13/30	208	208
Delivery Hero, FRN, 3M TSFR + 5.00%, 9.315%, 12/12/29	682	686
Delta TopCo, FRN, 1M TSFR + 2.75%, 7.069%, 11/30/29	1,243	1,240
Delta TopCo, FRN, 6M TSFR + 5.25%, 9.512%, 11/29/30	1,475	1,491
Dye & Durham, FRN, 3M TSFR + 4.00%, 8.429%, 4/11/31	1,007	1,015
ECI Macola Max Holding, FRN, 3M TSFR + 3.25%, 7.579%, 5/9/30	596	599
Ellucian Holdings, FRN, 1M TSFR + 3.00%, 7.324%, 10/9/29 (2)	2,791	2,788
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.074%, 11/22/32	1,881	1,915
Epicor Software, FRN, 1M TSFR + 2.75%, 7.074%, 5/30/31 (2)	4,387	4,400
Fleet Midco I, FRN, 6M TSFR + 2.75%, 7.055%, 2/21/31 (3)	400	399
Go Daddy Operating, FRN, 1M TSFR + 1.75%, 6.074%, 11/9/29	5	5
Infinite Bidco, FRN, 3M TSFR + 7.00%, 11.552%, 3/2/29	300	260
Javelin Buyer, FRN, 3M TSFR + 3.25%, 7.563%, 12/5/31 (2)	625	627
Javelin Buyer, FRN, 3M TSFR + 5.25%, 9.563%, 10/7/32 (2)	690	687
McAfee, FRN, 1M TSFR + 3.00%, 7.323%, 3/1/29	2,369	2,361
MH Sub I, FRN, 1M TSFR + 4.25%, 8.574%, 5/3/28 (2)	945	923
MH Sub I, FRN, 1M TSFR + 4.25%, 8.574%, 12/31/31 (2)	999	958
MH Sub I, FRN, 1M TSFR + 6.25%, 10.574%, 2/23/29	950	930
Mitchell International, FRN, 1M TSFR + 5.25%, 9.574%, 6/17/32	326	320
Mosel Bidco, FRN, 3M TSFR + 4.50%, 8.829%, 9/16/30 (3)	95	95
Polaris Newco, FRN, 1M EURIBOR + 4.00%, 6.550%, 6/2/28 (EUR)	404	413
Polaris Newco, FRN, 3M TSFR + 4.00%, 8.552%, 6/2/28	843	841
Project Alpha Intermediate Holding, FRN, 1M TSFR + 3.25%, 10/28/30 (2)	667	669
Project Alpha Intermediate Holding, FRN, 1M TSFR + 5.00%, 11/22/32 (2)	1,936	1,942
Proofpoint, FRN, 1M TSFR + 3.00%, 7.324%, 8/31/28 (2)	1,283	1,285
RealPage, FRN, 3M TSFR + 3.00%, 7.590%, 4/24/28	619	614
RealPage, FRN, 3M TSFR + 3.75%, 8.079%, 4/24/28	1,135	1,139
Sandisk, FRN, 3M TSFR + 3.00%, 7.330%, 12/13/31	2,875	2,816
SS&C Technologies, FRN, 1M TSFR + 2.00%, 6.324%, 5/9/31	275	276
Twitter, 9.500%, 10/26/29	585	597
Twitter, FRN, 1M TSFR + 6.50%, 10.979%, 10/26/29	570	568
		47,726

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Manufacturing 5.1%
Alliance Laundry Systems, FRN, 3M TSFR + 2.75%, 7.072%, 8/19/31	710	710
Engineered Machinery Holdings, FRN, 3M TSFR + 3.75%, 8.340%, 5/19/28	1,907	1,914
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 10.590%, 5/21/29	1,225	1,226
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 11.090%, 5/21/29	455	455
Filtration Group, FRN, 1M TSFR + 3.00%, 7.324%, 10/21/28 (2)	3,095	3,109
John Bean Technologies, FRN, 1M TSFR + 2.25%, 6.674%, 1/2/32	500	501
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.574%, 7/30/29 (2)	3,040	3,039
Madison IAQ, FRN, 6M TSFR + 2.50%, 6.762%, 6/21/28	848	847
Madison Safety & Flow, FRN, 1M TSFR + 3.25%, 7.574%, 9/26/31	568	569
Pro Mach Group, FRN, 1M TSFR + 3.50%, 8/31/28 (2)	175	175
Pro Mach Group, FRN, 1M TSFR + 3.50%, 7.824%, 8/31/28	1,438	1,439
Titan Acquisition, FRN, 6M TSFR + 4.50%, 8.785%, 2/15/29 (2)	566	568
Watlow Electric Manufacturing, FRN, 1M TSFR + 3.50%, 7.791%, 3/2/28	480	482
		15,034
Metals & Mining 0.5%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 7.072%, 8/18/30	1,435	1,436
Other Telecommunications 2.0%
Frontier Communications, FRN, 1M TSFR + 2.50%, 6.792%, 7/1/31	1,377	1,382
Level 3 Financing, FRN, 1M TSFR + 6.56%, 10.884%, 4/16/29 (2)	1,840	1,859
Level 3 Financing, FRN, 1M TSFR + 6.56%, 10.884%, 4/15/30 (2)	720	727
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.788%, 4/15/29 (2)	574	540
Lumen Technologies, FRN, 1M TSFR + 6.00%, 10.324%, 6/1/28	383	382
QualityTech, FRN, 1M TSFR + 3.50%, 7.807%, 10/30/31 (3)	385	383
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 7.438%, 3/9/27	695	663
		5,936
Publishing 0.1%
Getty Images, 2/14/30 (2)	420	429
Restaurants 1.0%
BCPE Grill Parent, FRN, 3M TSFR + 4.75%, 9.063%, 9/30/30	220	216
Dave & Buster's, FRN, 3M TSFR + 3.25%, 7.563%, 6/29/29	138	131
Fertitta Entertainment, FRN, 1M TSFR + 3.50%, 7.824%, 1/27/29 (2)	493	493
IRB Holding, FRN, 1M TSFR + 2.50%, 6.824%, 12/15/27	1,977	1,974
		2,814
Retail 0.3%
LSF9 Atlantis Holdings, FRN, 1M TSFR + 4.25%, 3/31/29 (2)	110	110
LSF9 Atlantis Holdings, FRN, 3M TSFR + 5.25%, 9.541%, 3/31/29	647	649
		759
Satellites 0.3%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.824%, 9/27/29	405	353
Iridium Satellite, FRN, 1M TSFR + 2.25%, 6.574%, 9/20/30	661	652
		1,005

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Services 9.0%
AAL Delaware Holdco, FRN, 1M TSFR + 2.75%, 7.074%, 7/30/31	214	215
Albion Financing 3, FRN, 3M TSFR + 3.00%, 7.302%, 8/16/29	943	944
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 8.174%, 5/12/28	2,499	2,501
Anticimex International AB, FRN, 3M TSFR + 3.15%, 7.490%, 11/16/28 (2)	705	705
Anticimex International AB, FRN, 1M TSFR + 3.40%, 7.740%, 11/16/28 (2)	100	100
APFS Staffing Holdings, FRN, 1M TSFR + 4.25%, 8.574%, 12/29/28	172	171
Ascend Learning, FRN, 1M TSFR + 3.00%, 7.324%, 12/11/28	1,218	1,208
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.174%, 12/10/29 (2)	878	876
Boost Newco Borrower, FRN, 3M TSFR + 2.00%, 6.291%, 1/31/31	2,120	2,117
CD&R Firefly Bidco, FRN, 3M EURIBOR + 3.75%, 6.362%, 6/21/28 (EUR) (2)	480	501
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.00%, 6.612%, 6/21/28 (EUR)	25	26
Clearwater Analytics, FRN, 1M TSFR + 2.25%, 2/10/32 (2)(3)	405	405
CoreLogic, FRN, 1M TSFR + 6.50%, 10.938%, 6/4/29	380	369
Crown Subsea Communications Holding, FRN, 1M TSFR + 4.00%, 8.323%, 1/30/31	363	365
Dayforce, FRN, 1M TSFR + 2.00%, 6.318%, 3/1/31	511	510
Dun & Bradstreet, FRN, 1M TSFR + 2.25%, 6.574%, 1/18/29	362	362
EG Group, FRN, 3M TSFR + 4.25%, 8.563%, 2/7/28 (2)	754	758
Fortress Intermediate 3, FRN, 1M TSFR + 3.75%, 8.074%, 6/27/31	823	822
Fugue Finance, FRN, 6M TSFR + 3.25%, 7.496%, 1/9/32 (2)	548	551
Genuine Financial Holdings, FRN, 3M TSFR + 3.25%, 7.553%, 9/27/30	836	837
Homeserve USA Holding, FRN, 1M TSFR + 2.00%, 6.312%, 10/21/30	363	360
Instructure Holdings, FRN, 3M TSFR + 3.00%, 7.315%, 11/13/31	1,190	1,186
Instructure Holdings, FRN, 3M TSFR + 5.00%, 9.315%, 11/12/32	700	708
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 7.553%, 7/3/31	851	855
Project Boost Purchaser, FRN, 3M TSFR + 3.50%, 7.308%, 7/16/31	932	931
Project Boost Purchaser, FRN, 3M TSFR + 5.25%, 9.557%, 7/16/32	455	464
Renaissance Holding, FRN, 1M TSFR + 4.00%, 8.324%, 4/5/30 (2)	701	682
Sabre Financial Borrower, FRN, 1M TSFR + 0.00%, 12/15/28 (2)	321	342
Sabre GLBL, FRN, 1M TSFR + 5.00%, 9.424%, 6/30/28	270	265
Sabre GLBL, FRN, 1M TSFR + 6.00%, 10.424%, 11/15/29 (2)	870	869
Staples, FRN, 3M TSFR + 5.75%, 10.041%, 9/4/29 (2)	295	276
TK Elevator US Newco, FRN, 6M TSFR + 3.50%, 7.737%, 4/30/30	529	529
UKG, FRN, 3M TSFR + 3.00%, 7.294%, 2/10/31	4,847	4,845
		26,655
Utilities 4.5%
Alpha Generation, FRN, 1M TSFR + 2.75%, 7.074%, 9/30/31	1,652	1,654
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.75%, 2/13/32 (2)	1,452	1,449
Compass Power Generation, FRN, 1M TSFR + 3.75%, 8.074%, 4/14/29	185	185
Constellation Renewables, FRN, 3M TSFR + 2.25%, 6.563%, 12/15/27 (2)	1,368	1,367
Cornerstone Generation, FRN, 1M TSFR + 3.25%, 10/28/31 (2)	1,705	1,708
Edgewater Generation, FRN, 1M TSFR + 3.00%, 8/1/30 (2)	150	150
Edgewater Generation, FRN, 1M TSFR + 3.00%, 7.324%, 8/1/30	939	941
Hamilton Projects Acquiror, FRN, 1M TSFR + 3.00%, 7.324%, 5/31/31 (2)	827	828
INNIO Group Holding GmbH, FRN, 3M TSFR + 2.50%, 6.808%, 11/2/28 (2)	309	309

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Pike, FRN, 1M TSFR + 3.00%, 7.438%, 1/21/28	425	427
Talen Energy Supply, B-1, FRN, 3M TSFR + 2.50%, 6.818%, 5/17/30	1,264	1,265
Talen Energy Supply, C-1, FRN, 3M TSFR + 2.50%, 6.818%, 12/15/31	1,659	1,661
TerraForm Power Operating, FRN, 3M TSFR + 2.50%, 6.301%, 5/21/29 (2)	783	785
WEC US Holdings, FRN, 1M TSFR + 2.25%, 6.573%, 1/27/31	693	692
		13,421
Wireless Communications 2.0%
Asurion, FRN, 1M TSFR + 3.25%, 7.688%, 12/23/26	321	321
Asurion, FRN, 1M TSFR + 3.25%, 7.688%, 7/31/27	113	113
Asurion, FRN, 1M TSFR + 4.00%, 8.424%, 8/19/28	686	684
Asurion, FRN, 1M TSFR + 4.25%, 8.574%, 9/19/30	200	199
Asurion, FRN, 1M TSFR + 4.25%, 8.674%, 8/19/28	781	780
Asurion, FRN, 1M TSFR + 5.25%, 9.688%, 1/31/28	1,355	1,323
Asurion, FRN, 1M TSFR + 5.25%, 9.688%, 1/20/29 (2)	2,547	2,467
		5,887
Total Bank Loans (Cost $257,007)		256,309
CONVERTIBLE BONDS 0.0%
Services 0.0%
Sabre GLBL, 4.00%, 4/15/25	105	105
Total Convertible Bonds (Cost $105)		105
CORPORATE BONDS 8.8%
Aerospace & Defense 0.1%
TransDigm, 6.75%, 8/15/28 (1)	190	194
		194
Airlines 0.1%
Mileage Plus Holdings, 6.50%, 6/20/27 (1)	336	338
		338
Automotive 1.0%
Adient Global Holdings, 4.875%, 8/15/26 (1)	200	200
Ford Motor Credit, FRN, SOFR + 2.95%, 7.361%, 3/6/26	410	417
Rivian Holdings, FRN, 6M TSFR + 6.05%, 10.502%, 10/15/26 (1)	2,299	2,310
		2,927
Broadcasting 0.4%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1)	95	93
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1)	105	107
Neptune Bidco, 9.29%, 4/15/29 (1)	335	300
Univision Communications, 7.375%, 6/30/30 (1)	145	141
Univision Communications, 8.00%, 8/15/28 (1)	588	595
		1,236

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Cable Operators 0.4%
CSC Holdings, 11.25%, 5/15/28 (1)	600	584
CSC Holdings, 11.75%, 1/31/29 (1)	615	601
		1,185
Chemicals 0.1%
Kobe US Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK) (1)(5)	3	2
PMHC II, 9.00%, 2/15/30 (1)	255	230
		232
Energy 0.4%
NGL Energy Partners, 8.125%, 2/15/29 (1)	90	92
Seadrill Finance, 8.375%, 8/1/30 (1)	200	205
Venture Global LNG, VR, 9.00%, (1)(6)(7)	410	417
Venture Global LNG, 9.50%, 2/1/29 (1)	390	430
		1,144
Entertainment & Leisure 0.1%
Carnival, 7.00%, 8/15/29 (1)	125	131
NCL, 8.125%, 1/15/29 (1)	109	116
		247
Financial 1.5%
Acrisure / Acrisure Finance, 8.50%, 6/15/29 (1)	460	481
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1)	260	259
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1)	200	202
Hightower Holding, 9.125%, 1/31/30 (1)	485	509
Hub International, 7.25%, 6/15/30 (1)	495	511
Hub International, 7.375%, 1/31/32 (1)	125	128
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	700	742
Jones DesLauriers Insurance Management, 10.50%, 12/15/30 (1)	430	464
Navient, 9.375%, 7/25/30	540	585
Ryan Specialty Group, 4.375%, 2/1/30 (1)	160	151
USI, 7.50%, 1/15/32 (1)	357	372
		4,404
Health Care 1.1%
Bausch & Lomb Escrow, 8.375%, 10/1/28 (1)	415	432
CHS / Community Health Systems, 8.00%, 12/15/27 (1)	275	273
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	735	751
LifePoint Health, 9.875%, 8/15/30 (1)	370	395
LifePoint Health, 10.00%, 6/1/32 (1)	180	176
LifePoint Health, 11.00%, 10/15/30 (1)	1,200	1,323
		3,350
Information Technology 0.9%
Cloud Software Group, 8.25%, 6/30/32 (1)	555	574
Cloud Software Group, 9.00%, 9/30/29 (1)	1,880	1,920

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Dye & Durham, 8.625%, 4/15/29 (1)	325	340
		2,834
Lodging 0.1%
Hilton Domestic Operating, 5.375%, 5/1/25 (1)	215	214
		214
Metals & Mining 0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	300	335
		335
Other Telecommunications 0.6%
Level 3 Financing, 10.00%, 10/15/32 (1)	485	485
Level 3 Financing, 10.75%, 12/15/30 (1)	345	386
Level 3 Financing, 11.00%, 11/15/29 (1)	647	732
Verizon Communications, FRN, 3M TSFR + 1.36%, 5.685%, 5/15/25	120	120
		1,723
Real Estate Investment Trust Securities 0.0%
Service Properties Trust, 8.625%, 11/15/31 (1)	100	107
		107
Services 1.0%
Allied Universal Holdco, 7.875%, 2/15/31 (1)	332	342
Allied Universal Holdco / Allied Universal Finance, 9.75%, 7/15/27 (1)	830	835
eG Global Finance, 12.00%, 11/30/28 (1)	660	740
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (1)	400	418
Sabre GLBL, 10.75%, 11/15/29 (1)	511	545
UKG, 6.875%, 2/1/31 (1)	170	175
		3,055
Telephones 0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 5.156%, 3/20/26	185	186
		186
Utilities 0.8%
NRG Energy, VR, 10.25%, (1)(6)(7)	385	428
Talen Energy Supply, 8.625%, 6/1/30 (1)	445	475
Vistra, VR, 8.00%, (1)(6)(7)	196	201
Vistra, VR, 8.875%, (1)(6)(7)	795	850
Vistra Operations, 5.125%, 5/13/25 (1)	385	385
		2,339
Total Corporate Bonds (Cost $25,796)		26,050

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
PREFERRED STOCKS 0.1%
Financial 0.1%
AH Parent, Series A, Zero Coupon, (3)(8)(9)	1	357
		357
Total Preferred Stocks (Cost $354)		357
SHORT-TERM INVESTMENTS 13.8%
Money Market Funds 13.8%
T. Rowe Price Government Reserve Fund, 4.41% (10)(11)	40,841	40,841
Total Short-Term Investments (Cost $40,841)		40,841
Total Investments in Securities 109.2% of Net Assets (Cost $324,131)		$323,690
Other Assets Less Liabilities (9.2%)		(27,264)
Net Assets 100.0%		$296,426

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $24,770 and represents 8.4% of net assets.
(2)	All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3)	Level 3 in fair value hierarchy.
(4)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2025, was $162 and was valued at $162 (0.0% of net assets).
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7)	Perpetual security with no stated maturity date.
(8)	Non-income producing.
(9)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $357 and represents 0.1% of net assets.
(10)	Seven-day yield
(11)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
1M EURIBOR	One month EURIBOR (Euro interbank offered rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note

T. ROWE PRICE FLOATING RATE ETF

PIK	Payment-in-kind
SOFR	Secured overnight financing rate
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.39% (USD SOFR) Quarterly, 3/20/25	1,161	36	—	36
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.39% (USD SOFR) Quarterly, 6/20/25	1,452	18	—	18
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.39% (USD SOFR) Quarterly, 9/20/25	709	(1)	—	(1)
Total Bilateral Total Return Swaps			—	53
Total Bilateral Swaps			—	53

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Standard Chartered	5/23/25	USD	1,018	EUR	968	$7
Net unrealized gain (loss) on open forward currency exchange contracts						$7

T. ROWE PRICE FLOATING RATE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$872
Totals	$—#	$—	$872+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 2/28/25
T. Rowe Price Government Reserve Fund	$12,511	¤	¤	$40,841
	Total			$40,841^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $872 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $40,841.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Floating Rate ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE FLOATING RATE ETF

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$26,183	$—	$26,183
Bank Loans	—	248,840	7,469	256,309
Preferred Stocks	—	—	357	357
Short-Term Investments	40,841	—	—	40,841
Total Securities	40,841	275,023	7,826	323,690
Swaps	—	54	—	54
Forward Currency Exchange Contracts	—	7	—	7
Total	$40,841	$275,084	$7,826	$323,751
Liabilities
Swaps	$—	$1	$—	$1

[1]	Includes Asset-Backed Securities, Convertible Bonds and Corporate Bonds.

T. ROWE PRICE FLOATING RATE ETF

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2025, totaled $(10,000) for the period ended February 28, 2025. During the period, transfers into level 3 resulted from a lack of observable market data for the security and transfers out of level 3 were because observable market data became available for the security.
($000s)	Beginning Balance 5/31/24	Gain (Loss) During Period	Total Purchases	Total Sales	Transfer Into Level 3	Transfer Out of Level 3	Ending Balance 2/28/25
Investment in Securities
Bank Loans	$2,651	$(15)	$6,089	$(1,275)	$1,176	$(1,157)	$7,469
Preferred Stocks	—	3	354	—	—	—	357
Total	$2,651	$(12)	$6,443	$(1,275)	$1,176	$(1,157)	$7,826
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1047-054Q3
02/25